Investment in Affiliate (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments In And Advances To Affiliates [Line Items]
Number of shares in affiliate held by the Company	3,437,500	3,437,500
Percentage of ownership in Box Ships	13.60%	16.40%
Loss on investment in affiliate	$ 8,620,372	$ 16,985,066	$ 0
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Loss on investment in affiliate	$ 8,620,372	$ 16,895,066